Securitizations and Variable Interest Entities, Transactions with Consolidated VIEs and Secured Borrowings (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Variable Interest Entity [Line Items]
Assets	[1]	$ 1,951,757	$ 1,930,115
Liabilities	[2]	(1,743,678)	(1,729,618)
Noncontrolling interests		$ (1,143)	(916)
Securitizations and Variable Interest Entities Textual [Abstract]
Floating-rate investors right to tender period		7 days
Total secured borrowings [Member]
Variable Interest Entity [Line Items]
Total VIE assets		$ 771	1,612
Total secured borrowings [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		675	1,136
Liabilities		(643)	(1,043)
Noncontrolling interests		0	0
Net assets		32	93
Total secured borrowings [Member] | Municipal tender option bond securitizations [Member]
Variable Interest Entity [Line Items]
Total VIE assets		658	1,473
Total secured borrowings [Member] | Municipal tender option bond securitizations [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		565	998
Liabilities		(532)	(907)
Noncontrolling interests		0	0
Net assets		33	91
Total secured borrowings [Member] | Residential mortgage securitizations [Member]
Variable Interest Entity [Line Items]
Total VIE assets		113	139
Total secured borrowings [Member] | Residential mortgage securitizations [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		110	138
Liabilities		(111)	(136)
Noncontrolling interests		0	0
Net assets		(1)	2
Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total VIE assets		14,424	14,017
Assets		13,617	13,414
Liabilities		(1,616)	(3,834)
Noncontrolling interests		(283)	(138)
Net assets		11,718	9,442
Consolidated VIEs [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		13,617	13,414
Liabilities		(1,616)	(3,834)
Noncontrolling interests		(283)	(138)
Net assets		11,718	9,442
Consolidated VIEs [Member] | Commercial Real Estate Loans [Member]
Variable Interest Entity [Line Items]
Total VIE assets		2,378	1,516
Consolidated VIEs [Member] | Commercial Real Estate Loans [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		2,378	1,516
Liabilities		0	0
Noncontrolling interests		0	0
Net assets		2,378	1,516
Consolidated VIEs [Member] | Commercial and Industrial Loans and Leases [Member]
Variable Interest Entity [Line Items]
Total VIE assets		9,116	8,821
Consolidated VIEs [Member] | Commercial and Industrial Loans and Leases [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		8,626	8,623
Liabilities		(915)	(2,819)
Noncontrolling interests		(29)	(14)
Net assets		7,682	5,790
Consolidated VIEs [Member] | Nonconforming residential mortgage loan securitizations [Member]
Variable Interest Entity [Line Items]
Total VIE assets		2,515	3,349
Consolidated VIEs [Member] | Nonconforming residential mortgage loan securitizations [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		2,212	2,974
Liabilities		(694)	(1,003)
Noncontrolling interests		0	0
Net assets		1,518	1,971
Consolidated VIEs [Member] | Structured asset finance [Member]
Variable Interest Entity [Line Items]
Total VIE assets		10	23
Consolidated VIEs [Member] | Structured asset finance [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		6	13
Liabilities		(4)	(9)
Noncontrolling interests		0	0
Net assets		2	4
Consolidated VIEs [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Total VIE assets		305	142
Consolidated VIEs [Member] | Investment funds [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		305	142
Liabilities		(2)	(2)
Noncontrolling interests		(230)	(67)
Net assets		73	73
Consolidated VIEs [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Total VIE assets		100	166
Consolidated VIEs [Member] | Other securitizations and transactions [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		90	146
Liabilities		(1)	(1)
Noncontrolling interests		(24)	(57)
Net assets		65	88
Total secured borrowings and consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total VIE assets		15,195	15,629
Total secured borrowings and consolidated VIEs [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		14,292	14,550
Liabilities		(2,259)	(4,877)
Noncontrolling interests		(283)	(138)
Net assets		11,750	9,535
Revolving master trust entity [Member] | Commercial and Industrial Loans and Leases [Member]
Variable Interest Entity [Line Items]
Total VIE assets		7,600	7,500
Liabilities		(773)	(2,700)
Securitized term trust and other entities [Member] | Commercial and Industrial Loans and Leases [Member]
Variable Interest Entity [Line Items]
Total VIE assets		$ 1,400	1,200
Long-term debt [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Private placement debt financing			6,000
Loans [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Assets pledged to collateralize the borrowings of variable interest entity			434
Available-for-sale securities [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Assets pledged to collateralize the borrowings of variable interest entity			$ 6,100

[1]	(2)Our consolidated assets at December 31, 2017 and 2016, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $116 million and $168 million; Federal funds sold, securities purchased under resale agreements and other short-term investments, $376 million and $74 million; Trading assets, $294 million and $130 million; Investment securities, $0 million and $0 million; Net loans, $12.5 billion and $12.6 billion; Derivative assets, $0 million and $1 million; Other assets, $349 million and $452 million; and Total assets, $13.6 billion and $13.4 billion, respectively.
[2]	(3)Our consolidated liabilities at December 31, 2017 and 2016, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Derivative liabilities, $5 million and $33 million; Accrued expenses and other liabilities, $132 million and $107 million; Long-term debt, $1.5 billion and $3.7 billion; and Total liabilities, $1.6 billion and $3.8 billion, respectively.